EQUITY - Share Details and Reconciliation (Details) - USD ($) $ in Millions			12 Months Ended
		Nov. 20, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Number of treasury shares cancelled (in shares)		77,809,772
Equity			$ 56,536	$ 51,286	$ 56,068	$ 55,590
Shares issued (in shares)			775,000,000	852,809,772	852,809,772
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)			852,809,772	852,809,772
Shares issued out of treasury shares (in shares)			(77,809,772)	0
Issued shares, end of period (in shares)			775,000,000	852,809,772
Treasury shares, beginning of period (in shares)			(84,263,150)	(33,538,016)
Movement in year (in shares)			70,388,969	(50,725,134)
Treasury shares, end of period (in shares)			(13,874,181)	(84,263,150)
Beginning balance (in shares)			768,546,622	819,271,756
Movement in year (in shares)			(7,420,803)	(50,725,134)
Ending balance (in shares)			761,125,819	768,546,622
Issued capital
Disclosure of reserves within equity [line items]
Equity			$ 275	$ 303	$ 303	$ 312
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	[1]		769,000,000	819,000,000
Ending balance (in shares)	[1]		761,000,000	769,000,000

[1]	Amounts are in millions of shares (treasury shares are excluded).